Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS
22.	EMPLOYEE BENEFIT PLANS

The CTI Employee Savings and Retirement Plan (the “ESRP”), is intended to be qualified under Section 401(k) of the Internal Revenue Code. Employees of CTI, CTS and CSP who have reached the age of 18 are eligible for participation on the first entry date after three months of service. Entry dates are the first day of January, April, July and October. Employees may defer receiving compensation up to the maximum amount permitted under the Internal Revenue Code. Matching contributions to the ESRP equal (i) 3% of employee compensation plus (ii) 50% of the next 2% of employee compensation. For the years ended December 31, 2012 and 2011, employer matching contributions were $242,000 and $224,000, respectively.

French law requires companies within France (such as CTSAS) to pay its workers a benefit, based on various factors, when an employee becomes 65 years old.  We have estimated the present value of such a liability for employees at CTSAS and have determined that this potential obligation is not material and therefore a liability for this potential obligation has not been recorded as of December 31, 2012 or 2011.